Current Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Current receivables
Current receivables are comprised of the following at December 31:

	2017	2016
Customer receivables	$4,700	$1,700
Related parties	801	392
Other	844	658
Total current receivables	6,345	2,750
Less: Allowance for doubtful accounts	(330)	(186)
Total current receivables, net	$6,015	$2,564